FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2004

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Ronald J. Juvonen


Name:  Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         November 15, 2004
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:      $ 451,679 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CARMAX, INC.                   COM       143130102      77102      3577800  SH          SOLE                   3577800
CREO PRODUCTS, INC.            COM       225606102      26161      3178800  SH          SOLE                   3178800
GENTEX CORP                    COM       371901109      45435      1293345  SH          SOLE                   1293345
IMPAC MED SYS IN.              COM       45255A104      16087      1203200  SH          SOLE                   1203200
INTEGRATED CIRCUIT SYSTEMS     COM       45811K208      21446       997500  SH          SOLE                    997500
INVESTMENT TECH GRP INC        COM       46145F105      42509      2778349  SH          SOLE                   2778349
J2 GLOBAL COMMUNICATIONS, INC  COM       46626E205      33191      1050672  SH          SOLE                   1050672
KVH INDUSTRIES INC.            COM       482738101      10194      1411970  SH          SOLE                   1411970
SANDISK CORP.                  COM       80004C101      73528      2525000  SH          SOLE                   2525000
SPECTRALINK CORP.              COM       847580107      17923      1886585  SH          SOLE                   1886585
TALX CORP.                     COM       874918105      20245       876800  SH          SOLE                    876800
WEBMD CORP                     COM       94769M105      43341      6227200  SH          SOLE                   6227200
X-RITE INC.                    COM       983857103      24517      1682700  SH          SOLE                   1682700